OI's GROUP MOBILE ASSETS AUCTION OUTCOME	12 Months Ended
Dec. 31, 2020
OI's GROUP MOBILE ASSETS AUCTION OUTCOME
OI's GROUP MOBILE ASSETS AUCTION OUTCOME

34)  OI’s GROUP MOBILE ASSETS AUCTION OUTCOME

On December 14, 2020, the Company, in compliance with and for the purposes of CVM Instruction No. 358/2002, as amended (“ICVM 358”), and subsequently to the Material Facts disclosed on March 10th, 2020, July 18th, 2020, July 27th, 2020, August 7th, 2020 and September 7th, 2020, informed its shareholders and the market in general that the offer presented by the Company jointly with TIM S.A. and Claro S.A. (the Company, jointly with TIM S.A. and Claro S.A., the “Purchasers”) was declared the winner of the competitive process for purchase of the mobile business assets - Personal Mobile Service of the Oi Group (“UPI Mobile Assets”), in the auction held on the same date hereof at the 7th Corporate Court of Rio de Janeiro. The Judicial Recovery Court approved the Purchasers’ offer as winner of the bid, after favorable opinion from the Public Prosecution of the State of Rio de Janeiro and the Judicial Administrator.

The total amount offered was R$16,500,000, of which R$15,744,000 represents the offer base price (“Base Price”) and R$756,000 refers to transitional services to be rendered for up to 12 months by the Oi Group to the Purchasers (“Transitional Services”); besides the compensation for the take-or-pay data transmission Capacity Agreement, of which the current net present value (NPV) corresponds to R$819,000.

Subject to the terms, conditions and payment calendar set forth in the SPE Mobile Assets Share Purchase and Sale Agreement, a draft of which is attached as Exhibit 5.3.9.1 of the Amendment to the Original Plan and Exhibit I to the Notice for judicial assignment of UPI Mobile Assets (“Agreement”), the Base Price and the amount for the Transitional Services shall be paid at the moment of effectiveness of the transaction (“Closing”), that is the date of execution of the Transitional Services agreement. The Data Transmission Capacity Agreement shall also be executed on the Closing date and its payment shall be made according to the terms and conditions thereof.

The Company shall disburse an amount corresponding to 33% of the Base Price and of the Transitional Services, equivalent to approximately R$5,5 billion. With regards to the Capacity Agreement and considering its specific characteristics and the Company’s needs, the total current amount to be disbursed by the Company corresponds to approximately R$179 million or 22% of the agreement’s total Net Present Value (NPV).

Subject to the continuity of the current market conditions and necessary internal approvals, as well as, in light of its robust financial parameters and strong cash flow generation, the Company intends to use its own resources to finance the transaction.

The assets that make up the UPI Mobile Assets shall, pursuant to the Agreement, be segregated by means of a segregation plan and contributed by the Oi Group to three different specific purpose entities (“SPE”), in such a way that the Company shall acquire the totality of the shares of one SPE that will hold the assets to be attributed to the Company pursuant to the aforementioned segregation plan, isolated and independent from the other SPEs.

The Company is entitled to a selection of assets that shall comprise the UPI Mobile Assets, composed of:

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Clients: approximately 10.5 million (corresponding to approximately 29% of UPI Mobile Assets’ total customer base), according to Anatel’s data base of April/20. Allocation of customers among Purchasers considered criterion that enhance competition among the Brazilian market operators;

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Spectrum: 43MHz as a national weighted average based on population (46% of UPI Mobile Assets’ radiofrequencies). Division of frequencies among Purchasers strictly respects the spectrum limits established by ANATEL; and

•	Infrastructure: agreements for the use of 2.7 thousand mobile access sites (corresponding to 19% of UPI Mobile Assets’ total sites).